JPMorgan Core Bond Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Core Bond Fund	Feb. 28, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	1,339
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,036
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	328
Expense Example, with Redemption, 10 Years	737
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	140
Expense Example, with Redemption, 5 Years	245
Expense Example, with Redemption, 10 Years	554
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	108
Expense Example, with Redemption, 5 Years	190
Expense Example, with Redemption, 10 Years	$ 430